Shareholder Report, Holdings (Details) - Multi-Manager Growth Strategies Fund - Institutional Class	Sep. 30, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%